August 1, 2025

Dechert LLP

One International Place

40th Floor

100 Oliver Street

Boston, MA 02110-2605

+1 617 728 7100 Main

+1 617 275 8374 Fax

EDWIN BATISTA

Associate

Edwin.Batista@dechert.com

+1 617 728 7165 Direct

+1 617 275 8383 Fax

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:  Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 933 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses for the Goldman Sachs Enhanced Income Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Bond Fund, Goldman Sachs Short Duration Bond Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs Dynamic Bond Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Emerging Markets Credit Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs Short Duration High Yield Fund and Goldman Sachs Income Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on July 28, 2025.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7165.

August 1, 2025 Page 2
Sincerely, /s/ Edwin Batista Edwin Batista